MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.3 - Schedule 4

MSID	Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
10250599	XXXXX	Qualifying CLTV	XXX	XXX	Audit CLTV of XXX% due to XXX financed and are collateralized with a UCC lien on title.
10250599	XXXXX	Property Type	XXX	XXX	XXX verified via the appraisal, title and Deed of Trust.
10250599	XXXXX	Qualifying LTV	XXX	XXX	Audit LTV of XXX% matches the lender’s final XXX LTV of XXX%.
10110035	XXXXX	Qualifying FICO	XXX	XXX	Verified with the Credit report.
10220209	XXXXX	Property Value	XXX	XXX	The XXX considered for the transaction was XXX
10065842	XXXXX	Property Type	XXX	XXX	The appraisal confirms the subject is a detached PUD.
10161172	XXXXX	Property Value	XXX	XXX	Using Purchase price as XXX since it is lower than the appraised value
10161174	XXXXX	Property Value	XXX	XXX	The appraised value is XXX per the XXX dated XX/XX/XXXX
10161230	XXXXX	Property Value	XXX	XXX	Verified to appraised value vs purchase price
10161232	XXXXX	Qualifying FICO	XXX	XXX
10161232	XXXXX	Property Type	XXX	XXX	The subject property is a condo
10161155	XXXXX	Property Value	XXX	XXX	Confirmed on appraisal in file. XXX is purchase price.
10161155	XXXXX	Qualifying FICO	XXX	XXX	Confirmed on credit report in file.
10161163	XXXXX	Property Value	XXX	XXX	Using Purchase price as XXX since it is lower than the appraised value
10161163	XXXXX	Property Type	XXX	XXX	Per Mortgage./Appraisal
10161274	XXXXX	Qualifying FICO	XXX	XXX	Updated the FICO score as per the guidelines.
10161244	XXXXX	Property Value	XXX	XXX	XXX updated As Per Form XXX
10161270	XXXXX	Property Type	XXX	XXX	Per Appraisal report the subject is located in a PUD
10161158	XXXXX	Property Value	XXX	XXX	XXX: $XXX; Sales price: XXX Qualifying value is the lesser amount.
10161158	XXXXX	Property Type	XXX	XXX	XXX is PUD, confirmed and verified with the appraisal.
10161134	XXXXX	Property Type	XXX	XXX	The appraisal states the condo is XXX stories.
10220077	XXXXX	Property Value	XXX	XXX	Verified to appraised value vs purchase price
10220230	XXXXX	Property Value	XXX	XXX	XXX matches appraisal pg. XXX
10220142	XXXXX	Property Value	XXX	XXX	Audit value of XXX is appraised value. Tape data value of XXX is sales price.
10220142	XXXXX	Property Type	XXX	XXX	XXX per appraisal.
10161132	XXXXX	Property Value	XXX	XXX	XXX-$XXX. Sales Price XXX
10161132	XXXXX	Qualifying FICO	XXX	XXX	XXX-Middle of XXX score XXX Lowest score XXX